SCHEDULE OF KEY COMPENSATION AWARDS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Director fees	$ 91,463	$ 151,577	$ 243,900	$ 303,240
Salaries	127,518	431,407	269,586	533,522
Share-based payments	181,749	267,638	303,861	530,880
Total	$ 400,730	$ 850,622	$ 817,347	$ 1,367,642